UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22211

IVA Fiduciary Trust
(Exact name of registrant as specified in charter)

645 Madison Avenue 12th Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Michael W. Malafronte c/o IVA Fiduciary Trust 645 Madison Avenue 12th Floor New York, NY 10022
(Name and address of agent for service)

Copies to:

Clair Pagnano, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950		Brian F. Link, Esq. State Street Bank and Trust Company Mail Code: JHT 1732 200 Clarendon Street Boston, MA 02116

Registrant’s telephone number, including area code:		(212) 584-3570

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2009

Item 1.                                   Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund

December 31, 2009

Shares	Description	Value
COMMON STOCKS — 48.4%
Belgium — 0.3%
98,532	Sofina SA	$9,547,666

France — 10.6%
95,488	Bolloré	15,671,192
532,115	Bureau Veritas SA	27,563,640
328,280	Carrefour SA	15,783,516
97,010	Ciments Français SA	10,228,893
33,932	Financière de l’Odet SA	10,469,189
103,180	Groupe Crit	2,658,013
108,914	Guyenne et Gascogne SA	9,878,869
127,790	L’Oréal SA	14,187,872
507,830	Legrand SA	14,160,724
40,290	Neopost SA	3,328,800
621,560	Publicis Groupe SA	25,214,744
53,758	Rémy Cointreau SA	2,725,507
70,002	Robertet SA	8,523,668
40,590	Séché Environnement SA	3,473,400
1,078,753	Sodexo	61,613,139
2,480	Sucrière de Pithiviers-Le-Vieil SA	2,486,674
358,250	Teleperformance	11,566,915
839,300	Total SA, ADR	53,748,772
1,358,536	Vivendi SA	40,106,273
		333,389,800

Hong Kong — 0.2%
14,239,070	Clear Media Ltd. (a)	7,474,257

Japan — 15.5%
2,156,000	Amada Co., Ltd.	13,380,374
2,172,700	Astellas Pharma Inc.	80,930,192
262,100	Canon Inc.	11,080,294
943,500	Cosel Co., Ltd.	11,295,460
258,500	FANUC Ltd.	24,036,705
402,100	Icom Inc.	8,622,093
303,000	Kanamoto Co., Ltd.	1,284,398
8,742	KDDI Corp.	46,099,908
1,138,970	Kose Corp.	22,996,192
56,800	Kyocera Corp.	5,009,393
20,950	Medikit Co., Ltd.	4,588,841
629,600	Meitec Corp.	8,482,542
345,800	Milbon Co., Ltd.	7,341,840
659,158	Miura Co., Ltd.	16,639,399
10,600	Nifco Inc.	210,668
92,106	Nintendo Co., Ltd.	21,835,224
1,636,900	Nippon Thompson Co., Ltd.	8,061,134
494,400	Nissin Healthcare Food Service Co., Ltd.	6,086,330
142,600	Nitto Kohki Co., Ltd.	3,064,947
30,520	NTT DoCoMo Inc.	42,514,975
2,030	Pasona Group Inc.	1,261,440
1,678,700	Secom Co., Ltd.	79,402,436
11,900	Secom Joshinetsu Co., Ltd.	248,770
2,111,300	Shoei Co., Ltd. (b)	16,001,413
466,320	Shofu Inc.	3,504,704
205,000	SMC Corp.	23,170,878
849	Techno Medica Co., Ltd.	2,617,788
1,589,000	Temp Holdings Co., Ltd.	12,469,645

See Notes to Schedule of Investments.

Shares	Description	Value
Japan — 15.5% (continued)
1,339,580	Toshiba Machine Co., Ltd.	$5,122,618
		487,360,601

Malaysia — 2.6%
99,775,300	Genting Malaysia Bhd	81,452,633

Philippines — 0.1%
1,254,030	San Miguel Corp.	1,872,484

South Korea — 3.5%
73,530	Fursys Inc.	1,799,873
21,185	Lotte Chilsung Beverage Co., Ltd.	15,322,453
21,619	Lotte Confectionery Co., Ltd.	24,004,976
77,181	Nong Shim Co., Ltd.	16,482,443
2,903,210	SK Telecom Co., Ltd., ADR	47,206,195
38,450	SK Telecom Co., Ltd.	5,589,793
		110,405,733

Switzerland — 3.9%
65,100	Affichage Holding SA	6,840,058
1,755,920	Nestlé SA	85,307,506
349,960	Schindler Holding AG	26,847,589
2,072	Zehnder Group AG	2,786,204
		121,781,357

Taiwan — 0.1%
2,603,000	Taiwan Secom Co., Ltd.	4,361,875

Thailand — 0.4%
1,199,350	Bangkok Bank Public Co., Ltd., NVDR	4,175,202
55,161,790	Thai Beverage Public Co., Ltd.	9,629,450
		13,804,652

United Kingdom — 1.8%
210,550	Diageo Plc, ADR	14,614,276
235,460	ETFS Physical Palladium (a)	9,221,068
817,043	Millennium & Copthorne Hotels Plc	4,886,430
11,476,810	Vodafone Group Plc	26,576,857
		55,298,631

United States — 9.4%
581,310	Amdocs Ltd. (a)	16,584,774
494	Berkshire Hathaway Inc., Class ‘A’ (a)	49,004,800
1,510,780	Cintas Corp.	39,355,819
1,367,280	Dell Inc. (a)	19,634,141
304,450	eBay Inc. (a)	7,166,753
88,550	Frontier Oil Corp.	1,072,314
654,920	International Speedway Corp., Class ‘A’	18,632,474
290,700	Kelly Services Inc. (a)	3,468,051
607,670	Lexmark International Inc. (a)(c)	15,787,266
1,569,470	Liberty Media Holding Corp., Interactive Group, Series ‘A’ (a)	17,013,055
6,312,630	MetroPCS Communications Inc. (a)(c)	48,165,367
750,000	Telephone & Data Systems Inc.	25,440,000
260,130	ValueClick Inc. (a)	2,632,516
143,270	Wal-Mart Stores Inc.	7,657,781

See Notes to Schedule of Investments.

Shares	Description	Value
United States — 9.4% (continued)
52,030	The Washington Post Co.	$22,872,388
		294,487,499

	TOTAL COMMON STOCKS (Cost — $1,385,869,900)	1,521,237,188

Principal
Amount
CORPORATE BONDS & NOTES — 18.7%
Australia — 0.5%
13,575,000	USD	FMG Finance Property Ltd., 10.625% due 9/1/2016 (d)	15,085,219

Canada — 0.1%
6,146,000	USD	Catalyst Paper Corp., 7.375% due 3/1/2014	3,779,790

France — 4.9%
7,900,000	EUR	Ciments Français SA, 4.75% due 4/4/2017	10,821,963
42,450,000	EUR	Imerys SA, 5% due 4/18/2017	57,683,874
3,950,000	EUR	Lafarge SA, 5.375% due 6/26/2017	5,742,200
		Wendel:
35,500,000	EUR	4.875% due 5/26/2016 (d)	43,511,825
32,600,000	EUR	4.375% due 8/9/2017	37,386,982
			155,146,844

Netherlands — 3.2%
46,421,000	EUR	ASML Holding NV, 5.75% due 6/13/2017	66,879,556
		UPC Holding BV:
4,024,000	EUR	8.625% due 1/15/2014 (d)	5,826,291
7,186,000	EUR	7.75% due 1/15/2014 (d)	10,095,460
11,969,000	EUR	8% due 11/1/2016 (d)	16,557,624
			99,358,931

United States — 10.0%
12,526,000	USD	Blount Inc., 8.875% due 8/1/2012	12,823,492
		Brandywine Operating Partnership, LP:
8,109,000	USD	7.5% due 5/15/2015	8,248,564
4,631,000	USD	6% due 4/1/2016	4,255,810
14,795,000	USD	5.7% due 5/1/2017	13,290,053
		Clear Channel Worldwide Holdings Inc.:
445,000	USD	Series A, 9.25% due 12/15/2017 (d)	456,125
1,778,000	USD	Series B, 9.25% due 12/15/2017 (d)	1,840,230
		Cricket Communications Inc.:
45,846,000	USD	9.375% due 11/1/2014	46,304,460
10,608,000	USD	10% due 7/15/2015	10,806,900
9,284,000	USD	7.75% due 5/15/2016	9,307,210
11,909,000	USD	Denbury Resources Inc., 9.75% due 3/1/2016	12,772,403
5,132,000	USD	Frontier Oil Corp., 8.5% due 9/15/2016	5,362,940
1,913,000	USD	Highwoods Realty LP, 5.85% due 3/15/2017	1,747,610
		The Interpublic Group of Cos., Inc.:
2,194,000	USD	6.25% due 11/15/2014	2,117,210
1,463,000	USD	10% due 7/15/2017	1,631,245
		Leucadia National Corp.:
676,000	USD	8.125% due 9/15/2015	692,900
6,764,000	USD	7.125% due 3/15/2017	6,425,800
4,522,000	USD	Level 3 Financing Inc., 9.25% due 11/1/2014	4,295,900
57,943,000	USD	Liberty Media LLC, 5.7% due 5/15/2013	55,480,422

See Notes to Schedule of Investments.

Principal
Amount		Description	Value
United States — 10.0% (continued)
36,392,000	USD	Mohawk Industries Inc., 6.875% due 1/15/2016 (e)	$36,392,000
35,830,000	USD	QVC Inc., 7.5% due 10/1/2019 (d)	36,725,750
8,321,000	USD	Sirius XM Radio Inc., 9.625% due 8/1/2013	8,321,000
6,550,000	USD	Vulcan Materials Co., 7% due 6/15/2018	7,155,482
27,357,000	USD	Willis North America Inc., 6.2% due 3/28/2017	27,158,662
			313,612,168

		TOTAL CORPORATE BONDS & NOTES (Cost — $500,431,830)	586,982,952

CONVERTIBLE BONDS — 1.1%
Netherlands — 0.3%
6,122,000	EUR	USG People NV, 3% due 10/18/2012	8,736,410

Switzerland — 0.8%
28,740,000	CHF	Pargesa Holdings SA, 1.75% due 6/15/2014	25,976,993

		Total CONVERTIBLE BONDS (Cost — $25,046,195)	34,713,403

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.9%
United States — 0.9%
		Citigroup/Deutsche Bank Commercial Mortgage Trust,
6,273,000	USD	CD 2007-CD4 A4, 5.322% due 12/11/2049	5,457,946
24,812,000	USD	Credit Suisse Mortgage Capital Certificates , 5.826% due 6/15/2038	21,384,989

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost — $20,160,362)	26,842,935

Ounces
COMMODITIES — 5.2%
148,764	Gold Bullion (a) (Cost - $137,265,770)	162,888,784

Principal
Amount
SHORT-TERM INVESTMENTS — 23.7%
Commercial Paper — 16.8%
		Alcon Capital Corp.:
10,000,000	USD	0.01% due 1/4/2010 (d)	9,999,992
9,200,000	USD	0.06% due 1/4/2010 (d)	9,199,954
7,900,000	USD	0.01% due 1/11/2010 (d)	7,899,978
25,000,000	USD	Devon Energy Corp., 0.17% due 1/4/2010 (d)	24,999,646
		Florida Power & Light Co.:
50,000,000	USD	0.12% due 1/13/2010 (d)	49,998,000
7,100,000	USD	0.12% due 1/14/2010 (d)	7,099,692
		GDF Suez SA:
25,000,000	USD	0.19% due 1/4/2010 (d)	24,999,604
1,600,000	USD	0.17% due 2/2/2010 (d)	1,599,758
86,650,000	USD	0.17% due 2/5/2010 (d)	86,635,679
31,760,000	USD	0.18% due 2/11/2010 (d)	31,753,489
39,800,000	USD	Nestle Capital Corp., 0.07% due 1/25/2010 (d)	39,798,143
3,265,000	USD	Nestle Finance International Ltd., 0.08% due 2/16/2010 (d)	3,264,666
		NetJets Inc.:
45,500,000	USD	0.09% due 1/4/2010 (d)	45,499,659
2,400,000	USD	0.1% due 1/7/2010 (d)	2,399,960
28,200,000	USD	0.1% due 1/8/2010 (d)	28,199,452

See Notes to Schedule of Investments.

Principal Amount		Description	Value
Commercial Paper — 16.8% (continued)
8,654,000	USD	0.09% due 1/29/2010 (d)	$8,653,394
24,500,000	USD	United Parcel Service Inc., 0.08% due 1/4/2010 (d)	24,499,837
2,000,000	USD	Vodafone Group Plc, 0.16% due 1/4/2010 (d)	1,999,973
		Vulcan Materials Co.:
1,000,000	USD	0.27% due 1/5/2010 (d)	999,970
1,010,000	USD	0.22% due 1/28/2010 (d)	1,009,833
		Wisconsin Energy Corp.:
42,100,000	USD	0.25% due 1/6/2010 (d)	42,098,538
14,900,000	USD	0.25% due 1/7/2010 (d)	14,899,379
59,900,000	USD	0.25% due 1/22/2010 (d)	59,891,265
			527,399,861

Treasury Bills — 6.9%
		United States Treasury Bills:
109,135,000	USD	due 1/14/2010 (f)	109,131,387
55,836,000	USD	due 2/18/2010 (f)	55,834,001
24,347,000	USD	due 4/8/2010	24,341,911
26,752,000	USD	due 4/15/2010 (f)	26,745,847
			216,053,146

		TOTAL SHORT-TERM INVESTMENTS (Cost — $743,455,731)	743,453,007

		TOTAL INVESTMENTS — 98.0% (Cost — $2,812,229,788) (g)	3,076,118,269
		Other Assets In Excess of Liabilities — 2.0% (h)	64,238,806

		TOTAL NET ASSETS — 100.0%	$3,140,357,075

Schedule of Written Put Options — (0.1%)

Contracts	Description	Expiration Date	Strike Price	Value
(2,054)	Amdocs Ltd.	1/16/2010	$22.50	$(10,270)
(7,120)	Amdocs Ltd.	1/16/2010	25.00	(35,600)
(2,362)	Cintas Corp.	2/20/2010	25.00	(147,625)
(4,034)	Comcast Corp., Class A	1/16/2010	12.00	(20,170)
(8,662)	Comcast Corp., Class A	1/16/2010	15.00	(86,620)
(12,697)	Comcast Corp., Class A	1/16/2010	13.00	(63,485)
(6,227)	Comcast Corp., Class A	4/17/2010	13.00	(171,243)
(1,274)	Costco Wholesale Corp.	2/20/2010	57.50	(146,510)
(1,273)	Costco Wholesale Corp.	2/20/2010	60.00	(286,425)
(5,301)	eBay Inc.	4/17/2010	22.00	(543,352)
(2,623)	Frontier Oil Corp.	2/20/2010	12.50	(233,441)
(1,639)	Lexmark International Inc.	1/16/2010	17.50	(8,195)
(6,440)	Liberty Media Holding Corp., Interactive Group, Series ‘A’	1/16/2010	7.50	(64,400)
(11,107)	Liberty Media Holding Corp., Interactive Group, Series ‘A’	1/16/2010	10.00	(111,070)
(6,106)	Liberty Media Holding Corp., Interactive Group, Series ‘A’	2/20/2010	10.00	(183,180)
(7,101)	Liberty Media Holding Corp., Interactive Group, Series ‘A’	4/17/2010	10.00	(390,555)
(24,886)	MetroPCS Communications Inc.	2/20/2010	7.50	(1,182,085)
(4,743)	Sysco Corp.	1/16/2010	22.50	(23,715)
(7,845)	Vodafone Group Plc, ADR	1/16/2010	22.50	(156,900)
(1,433)	Wal-Mart Stores Inc.	2/20/2010	52.50	(139,717)

	Total Written Put Options (Premiums Received — $12,213,495)			$(4,004,558)

See Notes to Schedule of Investments.

Schedule of Written Call Options — (0.0%)

Contracts	Description	Expiration Date	Strike Price	Value
(1,242)	Lexmark International Inc.	1/16/2010	$30.00	$(12,420)
(13,357)	MetroPCS Communications Inc.	2/20/2010	10.00	(133,570)

	Total Written Call Options (Premiums Received — $1,112,972)			$(145,990)

Abbreviations used in this schedule:

ADR - American Depositary Receipt

CHF - Swiss Franc

EUR - Euro

NVDR - Non-Voting Depository Receipt

USD - United States Dollar

(a)   Non-income producing investment.

(b)   Security is an affiliate of the IVA Worldwide Fund as defined by The Investment Company Act of 1940. An affiliate is deemed as a company in which the Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

(c)   All or a portion of this security is subject to written call option assignment which would result in the sale of the security at a strike price determined by the option contract.

(d)   Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(e)   Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(f)    All or a portion of this security is held at the custodian as collateral for written put options. As of December 31, 2009, portfolio securities and cash valued at $193,182,327 were segregated to cover collateral requirements.

(g)   Aggregate cost for federal income tax purposes is substantially the same.

(h)   Other Assets in Excess of Liabilities include a receivable for shareholder subscriptions not yet received in cash.

Schedule of Affiliates

Security	Shares Held at September 30, 2009	Shares Purchased	Shares Sold	Shares Held at December 31, 2009	Value at December 31, 2009	Realized Gain/(Loss)	Dividend Income
Shoei Co., Ltd.	1,662,700	448,600	—	2,111,300	$16,001,413	—	—

Sector/Industry Breakdown (As a Percent of Total Investments):

Consumer Discretionary	14.0%
Industrials	12.8%
Telecommunication Services	11.2%
Consumer Staples	8.6%
Technology	5.9%
Holding Company	5.6%
Gold	5.3%
Materials	3.0%
Health Care	3.0%
Energy	2.4%
Real Estate	2.3%
Financials	1.0%
Mining	0.5%
Other	0.3%
Short-Term Investments	24.1%
Total Investments	100.0%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund

December 31, 2009

Shares	Description	Value
COMMON STOCKS — 61.3%
Argentina — 0.3%
871	Nortel Inversora SA, Series ‘B’, ADR (a)	$13,065
118,818	Telecom Argentina SA, ADR (a)	1,998,519
		2,011,584

Belgium — 0.6%
40,552	Sofina SA	3,929,454

France — 17.1%
29,277	Bolloré	4,804,850
201,906	Bureau Veritas SA	10,458,762
102,360	Carrefour SA	4,921,411
26,240	Ciments Français SA	2,766,788
11,687	Financière de l’Odet SA	3,605,841
35,250	Groupe Crit	908,073
45,580	Guyenne et Gascogne SA	4,134,261
43,500	L’Oréal SA	4,829,583
158,850	Legrand SA	4,429,496
16,970	Neopost SA	1,402,078
212,500	Publicis Groupe SA	8,620,460
14,228	Rémy Cointreau SA	721,353
20,875	Robertet SA	2,541,807
16,030	Séché Environnement SA	1,371,732
117,888	Securidev SA	3,328,674
312,560	Sodexo	17,851,911
2,390	Sucrière de Pithiviers-Le-Vieil SA	2,396,432
138,800	Teleperformance	4,481,473
285,440	Total SA, ADR	18,279,578
364,790	Vivendi SA	10,769,216
		112,623,779

Hong Kong — 1.0%
9,178,570	Clear Media Ltd. (a)	4,817,941
3,185,690	Dynasty Fine Wines Group Ltd.	1,030,797
403,929	Hongkong & Shanghai Hotels Ltd.	590,323
		6,439,061

Italy — 0.1%
233,129	Gewiss S.p.A.	906,692

Japan — 23.9%
487,000	Amada Co., Ltd.	3,022,376
256,600	Ariake Japan Co., Ltd.	3,811,171
528,300	Astellas Pharma Inc.	19,678,474
77,700	Canon Inc.	3,284,772
382,400	Cosel Co., Ltd.	4,578,043
65,000	FANUC Ltd.	6,044,046
130,821	Hitachi Tool Engineering Ltd.	1,197,983
346,200	Icom Inc.	7,423,448
346,000	Kanamoto Co., Ltd.	1,466,672
1,871	KDDI Corp.	9,866,498
315,040	Kose Corp.	6,360,765
18,900	Kyocera Corp.	1,666,858
8,910	Medikit Co., Ltd.	1,951,626
173,400	Meitec Corp.	2,336,202
297,900	Milbon Co., Ltd.	6,324,853
306,431	Miura Co., Ltd.	7,735,365
3,700	Nifco Inc.	73,535
22,891	Nintendo Co., Ltd.	5,426,683

See Notes to Schedule of Investments.

1

Shares	Description	Value
Japan — 23.9% (continued)
471,300	Nippon Thompson Co., Ltd.	$2,320,980
484,500	Nissin Healthcare Food Service Co., Ltd.	5,964,456
71,200	Nitto Kohki Co., Ltd.	1,530,324
7,477	NTT DoCoMo Inc.	10,415,612
896	Pasona Group Inc.	556,774
392,800	Secom Co., Ltd.	18,579,423
10,600	Secom Joshinetsu Co., Ltd.	221,593
293,200	Shingakukal Co., Ltd.	949,308
510,900	Shoei Co., Ltd.	3,872,080
267,250	Shofu Inc.	2,008,561
4,500	SK Kaken Co., Ltd.	129,973
60,500	SMC Corp.	6,838,235
527	Techno Medica Co., Ltd.	1,624,940
1,082,500	Temp Holdings Co., Ltd.	8,494,896
424,590	Toshiba Machine Co., Ltd.	1,623,652
		157,380,177

Malaysia — 2.9%
23,054,100	Genting Malaysia Bhd	18,820,461

Netherlands — 0.3%
19,624	Hal Trust NV	2,009,244

Philippines — 0.3%
1,306,560	San Miguel Corp.	1,950,920

Singapore — 0.5%
707,040	Haw Par Corp. Ltd.	2,916,527

South Korea — 5.4%
67,140	Fursys Inc.	1,643,458
5,462	Lotte Chilsung Beverage Co., Ltd.	3,950,495
8,098	Lotte Confectionery Co., Ltd.	8,991,734
22,840	Nong Shim Co., Ltd.	4,877,613
840,400	SK Telecom Co., Ltd., ADR	13,664,904
16,290	SK Telecom Co., Ltd.	2,368,211
		35,496,415

Switzerland — 5.0%
32,480	Affichage Holding SA	3,412,674
329	Metall Zug AG	792,473
406,180	Nestlé SA	19,733,361
99,110	Schindler Holding AG	7,603,339
1,067	Zehnder Group AG	1,434,787
		32,976,634

Taiwan — 0.5%
2,050,000	Taiwan Secom Co., Ltd.	3,435,207

Thailand — 0.9%
433,380	Bangkok Bank Public Co., Ltd., NVDR	1,508,691
24,779,930	Thai Beverage Public Co., Ltd.	4,325,768
		5,834,459

United Kingdom — 2.5%
65,480	Diageo Plc, ADR	4,544,967
60,490	ETFS Physical Palladium (a)	2,368,905
230,718	Millennium & Copthorne Hotels Plc	1,379,838

See Notes to Schedule of Investments.

2

Shares	Description	Value
United Kingdom — 2.5% (continued)
3,467,660	Vodafone Group Plc	$8,030,063
		16,323,773

	TOTAL COMMON STOCKS (Cost — $364,692,254)	403,054,387

Principal
Amount
CORPORATE BONDS & NOTES — 10.7%
Australia — 0.6%
3,480,000	USD	FMG Finance Property Ltd., 10.625% due 9/1/2016 (b)	3,867,150

Canada — 0.3%
3,545,000	USD	Catalyst Paper Corp., 7.375% due 3/1/2014	2,180,175

France — 6.0%
1,850,000	EUR	Ciments Français SA, 4.75% due 4/4/2017	2,534,257
9,300,000	EUR	Imerys SA, 5% due 4/18/2017	12,637,457
		Lafarge SA:
800,000	USD	6.5% due 7/15/2016	849,285
2,100,000	EUR	5.375% due 6/26/2017	3,052,815
		Wendel:
7,750,000	EUR	4.875% due 5/26/2016 (b)	9,499,060
9,650,000	EUR	4.375% due 8/9/2017	11,067,006
			39,639,880

Netherlands — 3.8%
11,791,000	EUR	ASML Holding NV, 5.75% due 6/13/2017	16,987,502
		UPC Holding BV:
1,568,000	EUR	8.625% due 1/15/2014 (b)	2,270,284
380,000	EUR	7.75% due 1/15/2014 (b)	533,854
3,683,000	EUR	8% due 11/1/2016 (b)	5,094,973
			24,886,613

		TOTAL CORPORATE BONDS & NOTES (Cost — $54,254,853)	70,573,818

CONVERTIBLE BONDS — 1.2%
Netherlands — 0.4%
1,855,000	EUR	USG People NV, 3% due 10/18/2012	2,647,181

Switzerland — 0.8%
5,640,000	CHF	Pargesa Holdings SA, 1.75% due 6/15/2014	5,097,781

		Total CONVERTIBLE BONDS (Cost — $5,469,114)	7,744,962

FOREIGN GOVERNMENT BONDS — 1.6%
Canada — 0.4%
2,195,000	CAD	Canada Government Bond, 4% due 9/1/2010	2,147,169

Singapore — 1.2%
10,953,000	SGD	Singapore Government Bond, 3.125% due 2/1/2011	8,014,686

		TOTAL FOREIGN GOVERNMENT BONDS (Cost — $9,941,260)	10,161,855

Ounces
COMMODITIES — 5.1%
30,779	Gold Bullion (a) (Cost - $28,042,872)	33,701,466

See Notes to Schedule of Investments.

3

Principal
Amount		Description	Value
SHORT-TERM INVESTMENTS — 16.8%
Commercial Paper — 14.7%
3,300,000	USD	Abbott Laboratories, 0.07% due 1/8/2010 (b)	$3,299,955
13,100,000	USD	Alcon Capital Corp., 0.06% due 1/4/2010 (b)	13,099,935
10,000,000	USD	Devon Energy Corp., 0.17% due 1/4/2010 (b)	9,999,858
13,900,000	USD	Florida Power & Light Co., 0.12% due 1/14/2010 (b)	13,899,398
		GDF Suez SA:
2,000,000	USD	0.17% due 2/2/2010 (b)	1,999,698
11,100,000	USD	0.18% due 2/11/2010 (b)	11,097,725
4,094,000	USD	Nestle Capital Corp., 0.09% due 2/3/2010 (b)	4,093,662
18,600,000	USD	NetJets Inc., 0.09% due 1/4/2010 (b)	18,599,860
2,000,000	USD	Vulcan Materials Co., 0.25% due 1/19/2010 (b)	1,999,750
		Wisconsin Energy Corp.:
10,800,000	USD	0.25% due 1/7/2010 (b)	10,799,550
8,000,000	USD	0.25% due 1/22/2010 (b)	7,998,833
			96,888,224

Treasury Bills — 2.1%
Canada — 0.3%
2,275,000	CAD	Canada Treasury Bill, due 2/18/2010	2,174,664

United States — 1.8%
		United States Treasury Bills:
3,334,000	USD	due 1/14/2010 (c)	3,333,908
8,200,000	USD	due 4/8/2010	8,198,286
			11,532,194
			13,706,858

		TOTAL SHORT-TERM INVESTMENTS (Cost — $110,586,063)	110,595,082

		TOTAL INVESTMENTS — 96.7% (Cost — $572,986,416) (d)	635,831,570
		Other Assets In Excess of Liabilities — 3.3% (e)	21,600,180

		TOTAL NET ASSETS — 100.0%	$657,431,750

(a)   Non-income producing investment.

(b)   Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”).  Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(c)   All or a portion of this security is held at the custodian as collateral for written options.  As of December 31, 2009, portfolio securities valued at $3,333,908 were segregated to cover collateral requirements.

(d)   Aggregate cost for federal income tax purposes is substantially the same.

(e)   Other Assets in Excess of Liabilities include a receivable for shareholder subscriptions not yet received in cash.

Schedule of Written Put Options — (0.0%)

		Expiration	Strike
Contracts	Description	Date	Price	Value
(1,409)	Vodafone Group Plc, ADR	1/16/2010	$22.50	$(28,180)

	Total Written Put Options (Premiums Received — $217,714)			$(28,180)

Abbreviations used in this schedule:

ADR - American Depositary Receipt

CAD - Canadian Dollar

CHF - Swiss Franc

See Notes to Schedule of Investments.

4

EUR - Euro

SGD - Singapore Dollar

NVDR - Non-Voting Depository Receipt

USD - United States Dollar

Sector/Industry Breakdown (As a Percent of Total Investments):

Industrials	19.4%
Consumer Staples	14.4%
Consumer Discretionary	10.6%
Telecommunication Services	8.5%
Technology	5.7%
Gold	5.3%
Holding Company	4.7%
Health Care	4.0%
Materials	3.4%
Energy	2.9%
Foreign Government Bonds	1.6%
Real Estate	0.6%
Mining	0.6%
Financials	0.5%
Other	0.4%
Short-Term Investments	17.4%
Total Investments	100.0%

See Notes to Schedule of Investments.

5

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 — Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each an investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts Business Trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Equity securities are generally valued at the official closing price or the last sale price on the exchange or over-the- counter market that is the primary market for such securities. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively.

Exchange-traded options are generally valued at the mean of the bid and asked quotations on the exchange at closing. Exchange-traded options may also be valued at the NBBO (National Best Bid and Offer from participant exchanges) reported by the Options Price Reporting Authority. Over-the-counter options not traded on an exchange are valued at the mean of the bid and asked quotations. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short options, respectively.

Precious metals are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities (except for short-term investments as described below) for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, debt securities are valued at the last bid price alone. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates market value.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

Futures contracts are valued daily at the official settlement price determined by exchange on which they are traded.

The Board of Trustees (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of International Value Advisers, LLC (the “Adviser”) to which it has delegated the responsibility for overseeing the implementation of the Funds’ Valuation Procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g. corporate actions or announcements) or events relating to multiple issuers (e.g. governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from

Notes to Schedules of Investments (unaudited)	IVA Funds

prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Funds.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Foreign Currency Translation. Portfolio securities and other assets initially valued in currencies other than the U.S. Dollar are converted to U.S. Dollars using exchange rates obtained from pricing services. The value of any investment that is listed or traded on more than one exchange is based on the exchange or market determined by the Adviser to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

Note 2 — Fair Value Measurement

The Funds adhere to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820-10-65-4 (“ASC 820-10-65-4”), Fair Value Measurements and Disclosures. ASC 820-10-65-4 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
ASSETS
Common stocks(a):
United States	$294,487,499	—	—	$294,487,499
Foreign	115,569,243	$1,111,180,446	—	1,226,749,689
Corporate bonds & notes(a)	—	586,982,952	—	586,982,952
Convertible bonds(a)	—	34,713,403	—	34,713,403
Commercial mortgage backed securities	—	26,842,935	—	26,842,935
Commodities	162,888,784	—	—	162,888,784
Short-term investments(a)	—	743,453,007	—	743,453,007
Unrealized appreciation on forward foreign currency contracts	—	19,093,348	—	19,093,348
Total assets	$572,945,526	$2,522,266,091	—	$3,095,211,617
LIABILITIES
Written options	$(4,150,548)	—	—	$(4,150,548)
Unrealized depreciation on forward foreign currency contracts	—	$(64,694)	—	(64,694)
Unrealized depreciation on futures contracts	(63,870)	—	—	(63,870)
Total liabilities	$(4,214,418)	$(64,694)	—	$(4,279,112)

(a) See Schedule of Investments for additional detailed categorizations.

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

Notes to Schedules of Investments (unaudited)	IVA Funds

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
ASSETS
Common stocks(a):
Foreign	$38,631,006	$364,423,381	—	$403,054,387
Corporate bonds & notes(a)	—	70,573,818	—	70,573,818
Convertible bonds(a)	—	7,744,962	—	7,744,962
Foreign government bonds(a)	—	10,161,855	—	10,161,855
Commodities	33,701,466	—	—	33,701,466
Short-term investments(a)	—	110,595,082	—	110,595,082
Unrealized appreciation on forward foreign currency contracts	—	4,179,934	—	4,179,934
Total assets	$72,332,472	$567,679,032	—	$640,011,504
LIABILITIES
Written options	$(28,180)	—	—	$(28,180)
Unrealized depreciation on forward foreign currency contracts	—	$(21,147)	—	(21,147)
Unrealized depreciation on futures contracts	(13,404)	—	—	(13,404)
Total liabilities	$(41,584)	$(21,147)	—	$(62,731)

(a) See Schedule of Investments for additional detailed categorizations.

Note 3 — Investments

The following information is based upon the book basis of each Fund’s investments as of December 31, 2009:

	Worldwide	International
	Fund	Fund
Cost basis of investments	$2,812,229,788	$572,986,416
Gross unrealized appreciation	$284,812,041	$66,996,117
Gross unrealized depreciation	(20,923,560)	(4,150,963)
Net unrealized appreciation	$263,888,481	$62,845,154

The Worldwide Fund had the following forward foreign currency contracts open at December 31, 2009:

					USD
		Local			Value at	Unrealized
	Settlement	Currency		USD	December 31,	Appreciation /
Foreign Currency	Date	Amount		Equivalent	2009	(Depreciation)
Contracts to Buy:
Euro	3/10/2010	EUR	15,321,000	$22,025,929	$21,961,235	$(64,694)

Contracts to Sell:
Euro	3/10/2010	EUR	161,658,000	$239,500,549	$231,721,780	$7,778,769
Japanese Yen	3/10/2010	JPY	23,953,340,000	268,150,382	257,272,211	10,878,171
Swiss Franc	3/10/2010	CHF	26,838,000	26,391,065	25,954,657	436,408
						19,093,348
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts						$19,028,654

The International Fund had the following forward foreign currency contracts open at December 31, 2009:

Notes to Schedules of Investments (unaudited)	IVA Funds

					USD
		Local			Value at	Unrealized
	Settlement	Currency		USD	December 31,	Appreciation /
Foreign Currency	Date	Amount		Equivalent	2009	(Depreciation)
Contracts to Buy:
Euro	3/10/2010	EUR	5,008,000	$7,199,651	$7,178,504	$(21,147)

Contracts to Sell:
Euro	3/10/2010	EUR	30,470,000	$45,176,671	$43,675,925	$1,500,746
Japanese Yen	3/10/2010	JPY	5,735,498,000	64,195,987	61,602,442	2,593,545
Swiss Franc	3/10/2010	CHF	5,267,000	5,179,285	5,093,642	85,643
						4,179,934
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts						$4,158,787

The Worldwide Fund had the following futures contracts open at December 31, 2009:

			USD Market Value of
	Number of	Expiration	Instruments Underlying	Unrealized
	Contracts	Date	the Contracts	Depreciation
Contracts to Sell:
Japanese Government 10-Year Bonds	148	3/11/2010	$221,996,028	$(63,870)

The International Fund had the following futures contracts open at December 31, 2009:

			USD Market Value of
	Number of	Expiration	Instruments Underlying	Unrealized
	Contracts	Date	the Contracts	Depreciation
Contracts to Sell:
Japanese Government 10-Year Bonds	35	3/11/2010	$52,499,061	$(13,404)

Note 4 — Derivative Instruments and Hedging Activities

The Funds adhere to FASB Accounting Standards Codification 815-10-50 (“ASC 815-10-50”), Derivative Instruments and Hedging Activities. ASC 815-10-50 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Worldwide Fund’s derivative instruments categorized by risk exposure at December 31, 2009.

		Unrealized	Unrealized	Unrealized
	Written	Appreciation on	Depreciation on	Depreciation
	Options, at	Forward Foreign	Forward Foreign	on Futures
Risk-Type Category	value	Currency Contracts	Currency Contracts	Contracts	Total

Interest Rate Contracts	—	—	—	$(63,870)	$(63,870)
Foreign Exchange Contracts	—	$19,093,348	$(64,694)	—	19,028,654
Equity Contracts	$(4,150,548)	—	—	—	(4,150,548)
Total	$(4,150,548)	$19,093,348	$(64,694)	$(63,870)	$14,814,236

Notes to Schedules of Investments (unaudited)	IVA Funds

The following is a summary of the International Fund’s derivative instruments categorized by risk exposure at December 31, 2009.

		Unrealized	Unrealized	Unrealized
	Written	Appreciation on	Depreciation on	Depreciation
	Options, at	Forward Foreign	Forward Foreign	on Futures
Risk-Type Category	value	Currency Contracts	Currency Contracts	Contracts	Total

Interest Rate Contracts	—	—	—	$(13,404)	$(13,404)
Foreign Exchange Contracts	—	$4,179,934	$(21,147)	—	4,158,787
Equity Contracts	$(28,180)	—	—	—	(28,180)
Total	$(28,180)	$4,179,934	$(21,147)	$(13,404)	$4,117,203

Item 2.                                   Controls and Procedures.

(a)                                  Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                   Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	2/26/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	2/26/2010

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	2/26/2010